UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
                 Washington, D.C. 20549
                                                      OMB Number:3235-2456
                      FORM 24F-2                      Expires:   August 31, 2003
             Annual Notice of Securities Sold         Estimated average burden
                 Pursuant to Rule 24f-2               hours per response.......1

Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:

                  Cullen Funds Trust
                  645 Fifth Avenue
                  New York, New York  10022


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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [X]






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3.   Investment Company Act File Number: 811-09871


     Securities Act File Number:         333-33302


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4(a). Last day of fiscal year for which this Form is filed: June 30, 2002


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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                         N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

                                N/A

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SEC 2393 (4-01)
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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                $ 3,327,538
                                                                   -------------

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                          $ 212,248
                                             -------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                           $       0
                                             -------------

     (iv) Total  available  redemption  credits [add Items 5(ii) and 5(iii)]:
                                                                  $     212,248
                                                                   -------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                  $   3,115,290
                                                                   -------------

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     (vi) Redemption credits available for use in future years
                                                                   $(         0)
                                                                   -------------

     - if Item 5(i) is less than  Item  5(iv)  [subtract  Item  5(iv)  from Item
     5(i)]:

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     (vii) Multiplier for determining registration fee (See Instruction C.9):

                                                                 X       0.0092%
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     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                               =  $       286.61
                                                                   -------------

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : 0 .


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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0
                                                                ----------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$       286.61
                                                                 ---------------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                           August 26, 2002
                  Method of Delivery:

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                    X                Wire Transfer  (CIK 0000052761)
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                  ------
                                     Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*
                             --------------------------------------------

                             Brooks H. Cullen, Vice President
                             --------------------------------------------

         Date
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* Please print the name and title of the signing officer below the signature.